Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Total Current Assets	$ 594,013	$ 625,978	$ 2,171,553
TOTAL ASSETS	1,027,658	1,055,129	46,881,358
Current liabilities:
Accounts payable	199,749	205,082	99,468
Accrued expenses	442,994	553,678	2,251,823
Notes and interest payable	643,132	439,004
Total Current Liabilities	4,621,536	4,488,425	4,980,018
TOTAL LIABILITIES	9,201,636	9,127,425	5,560,518
Commitments and contingencies
Stockholders' equity:
Accumulated deficit	(9,317,701)	(9,216,019)	(4,150,511)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	1,027,658	1,055,129	46,881,358
Angel Studios, Inc. CIK: 0001671941
Current Assets:
Cash and cash equivalents	14,185,031	7,211,826	25,201,425
Accounts receivable, net	13,136,046	16,234,301	24,140,903
Current portion of licensing receivables, net	8,940,688	8,785,636	7,851,505
Physical media inventory	1,609,298	1,711,638	2,843,681
Current portion of notes receivable	1,560,893	747,282	707,508
Loan guarantee receivable	9,638,416	9,112,500
Prepaid expenses and other	13,376,790	9,146,017	4,316,577
Total Current Assets	82,660,088	52,949,200	65,061,599
Licensing receivables, net	10,068,216	12,074,629	11,279,260
Notes receivable, net of current portion	4,171,109	4,235,344	4,502,079
Property and equipment, net	683,355	778,927	1,212,056
Content, net	1,911,664	1,710,866	1,389,588
Intangible assets, net	1,898,893	1,917,155	1,987,190
Digital assets		12,457,387	2,961,790
Investments in affiliates	9,217,834	9,066,137	4,503,153
Operating lease right-of-use assets	2,573,176	2,744,693	1,286,237
Other long-term assets	589,924	589,924	4,075,243
TOTAL ASSETS	118,582,516	98,524,262	98,258,195
Current liabilities:
Accounts payable	7,859,622	7,929,482	3,169,248
Accrued expenses	14,466,478	13,074,655	6,297,230
Current portion of accrued licensing royalties	17,649,356	15,362,400	25,958,085
Notes and interest payable	22,163,481	11,455,940	4,160,277
Current portion of operating lease liabilities	692,824	673,295	364,633
Deferred revenue	36,012,666	22,171,808	3,920,648
Loan guarantee payable	7,638,416	9,112,500
Current portion of accrued settlement costs	287,244	280,238	253,882
Total Current Liabilities	106,770,087	80,060,318	44,124,003
Accrued settlement costs, net of current portion	4,017,241	4,091,733	4,371,972
Accrued licensing royalties, long-term	8,367,099	8,367,099	9,125,409
Operating lease liabilities, net of current portion	1,971,697	2,153,463	961,151
TOTAL LIABILITIES	124,538,346	94,672,613	58,582,535
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, 85,000,000 shares authorized; 26,987,787 and 24,991,329 shares issued and outstanding as of December 31, 2024, and December 31, 2023, respectively	27,466	26,987	24,991
Additional paid-in capital	112,917,006	95,472,458	49,875,530
Noncontrolling interests	2,425,339	8,222,953	(151,670)
Accumulated deficit	(121,325,641)	(99,870,749)	(10,073,191)
Total stockholders' equity	(5,955,830)	3,851,649	39,675,660
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 118,582,516	$ 98,524,262	$ 98,258,195